9. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Related Party Transactions Details
Beginning balance	$ 5,385
New loans	3,409
Repayments	(4,454)
Ending balance	$ 4,340